As filed with the Securities and Exchange Commission on August 12, 2019
Securities Act File No. 333-215049
Investment Company Act File No. 811-23220

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

(Check appropriate box or boxes.)

FIERA CAPITAL SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

375 Park Avenue, 8th Floor
 New York, NY 10152
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 300-1600

Stephen A. McShea
 Fiera Capital Inc.
 375 Park Avenue
 8th Floor
 New York, New York 10152
 (Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.
 Kramer Levin Naftalis & Frankel LLP
 1177 Avenue of the Americas
 New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after this amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 relates to the Fiera Capital Small/Mid-Cap Growth Fund (the “Fund”), a series of Fiera Capital Series Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of August, 2019.

Fiera Capital Series Trust

By:	/s/ Benjamin Thompson
Benjamin Thompson
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Benjamin Thompson	Principal Executive Officer	August 12, 2019
Benjamin Thompson

/s/ Pierre Blanchette	Principal Financial Officer	August 12, 2019
Pierre Blanchette

/s/ Michael Kalbfleisch	Trustee	August 12, 2019
Michael Kalbfleisch

/s/ Gerald Hellerman	Trustee	August 12, 2019
Gerald Hellerman

/s/ Corey Dillon	Trustee	August 12, 2019
Corey Dillon

/s/ Kevin Mirabile	Trustee	August 12, 2019
Kevin Mirabile

INDEX TO EXHIBITS

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Label Linkbase Document

101.PRE XBRL	Taxonomy Extension Presentation Linkbase Document